Employee benefits (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Balance at beginning of the year	$ (30)	$ (200)	$ (107)
Effect of changes actuarial assumptions	(35)	306	(642)
Return on plan assets (excluding interest income)	(4)	(225)	330
Change of asset ceiling	64	76	220
Others	(5)	(7)	(12)
Total	20	150	(104)
Deferred income tax	(2)	(48)	36
Other comprehensive income	18	102	(68)
Translation adjustments	(16)	68	(25)
Accumulated other comprehensive income	$ (28)	$ (30)	$ (200)